SHARE- BASED COMPENSATION (Schedule of Company's Financial Statements) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based compensation - Attributable to equity holders of the Company	$ 68	$ 338
Share-based compensation - Attributable to non-controlling interests	2,721	109
Total share-based compensation	$ 2,789	$ 447